Related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party transactions
Schedule of Related Party Transactions
Service agreements, lease agreements and products
in € THOUS
	For the six months endedJune 30, 2018		For the six months endedJune 30, 2017		June 30, 2018		December 31, 2017
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements(1)
Fresenius SE	308	10.772	260	11.747	38	2.645	40	2.948
Fresenius SE affiliates	1.671	46.510	1.724	36.193	756	2.945	9.445	4.696
Equity method investees	9.024	-	8.647	-	1.310	-	1.738	-
Total	11.003	57.282	10.631	47.940	2.104	5.590	11.223	7.644

Lease agreements
Fresenius SE	-	4.274	-	4.131	-	-	-	-
Fresenius SE affiliates	-	7.318	-	6.108	-	-	-	-
Total	-	11.592	-	10.239	-	-	-	-

Products
Fresenius SE affiliates	17.289	18.652	16.065	21.070	10.944	6.690	9.148	3.976
Equity method investees	-	196.976	-	199.347	-	59.576	-	36.550
Total	17.289	215.628	16.065	220.417	10.944	66.266	9.148	40.526

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,726 and €6,397 at June 30, 2018 and December 31, 2017, respectively.